RESEARCH AND DEVELOPMENT EXPENSES - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES
Gross research and development expenses	€ (5,751)	€ (4,757)	€ (5,173)
Research Tax Credit	581	617	492
Grants	250	739	184
Net Research and development expenses	€ (4,920)	€ (3,402)	€ (4,496)